Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statement of Operations (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EXPENSES:
General and administrative expenses	$ 83,647,000	$ 46,718,000	$ 20,566,000
Legal settlements and other, net	4,524,000	0	0
Operating loss	(65,537,000)	(207,812,000)	(189,227,000)
OTHER INCOME / (EXPENSES):
Interest and finance cost	(116,427,000)	(63,752,000)	(8,418,000)
Interest income	553,000	9,810,000	12,464,000
Loss on interest rate swaps	(36,974,000)	(33,455,000)	(40,303,000)
Other, net	(1,068,000)	2,311,000	2,227,000
Total other (expenses), net	(153,916,000)	(85,086,000)	(34,030,000)
Net income/(loss)	(132,336,000)	95,298,000	134,761,000
Earnings/(loss) per common share, basic and diluted	$ (1.00)	$ 0.72	$ 1.30
Weighted average number of shares, basic and diluted	131,696,935	131,696,928	103,908,279
Ocean Rig UDW Inc.
EXPENSES:
General and administrative expenses	12,877,000	8,591,000	2,456,000
Legal settlements and other, net	6,100,000	0	0
Operating loss	18,977,000	8,591,000	2,456,000
OTHER INCOME / (EXPENSES):
Interest and finance cost	(58,210,000)	(35,328,000)	(326,000)
Interest income	4,000	3,216,000	4,202,000
Loss on interest rate swaps	(38,000)	0	0
Other, net	(2,476,000)	1,068,000	37,000
Total other (expenses), net	(60,720,000)	(31,044,000)	3,913,000
Equity in earnings/(loss) of subsidiaries (eliminated in consolidation)	(52,639,000)	134,933,000	133,304,000
Net income/(loss)	$ (132,336,000)	$ 95,298,000	$ 134,761,000
Earnings/(loss) per common share, basic and diluted	$ (1.00)	$ 0.72	$ 1.30
Weighted average number of shares, basic and diluted	131,696,935	131,696,928	103,908,279